RELATED PARTIES - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 08, 2021	Nov. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 17, 2021
RELATED PARTIES
Repayment of promissory note - related party						$ 267,752
Loan conversion agreement warrant				$ 3,000,000
Cash deposited into Trust Account				400,000		234,600,000
Loan from Sponsor received				300,000		267,752
Loans outstanding				175,264
Working Capital Loans
RELATED PARTIES
Loan conversion agreement warrant				$ 1,500,000
Price of warrant				$ 1.00
Outstanding balance of related party note				$ 0			$ 0
Time Extension Funding Loans
RELATED PARTIES
Price of warrant				$ 1.00
Cash deposited into Trust Account	$ 200,000			$ 200,000
Number of months by which the extension term is extended	1 month			1 month
Aggregate principal amount	$ 200,000			$ 100,000
Promissory Note with Related Party
RELATED PARTIES
Maximum borrowing capacity of related party promissory note								$ 300,000
Repayment of promissory note - related party		$ 268,000
Administrative Services Agreement
RELATED PARTIES
Expenses per month			$ 15,000				180,000
Expenses incurred and paid				45,000	$ 45,000	$ 15,000
Amount due to related party				0			0
Outstanding balance of related party note							$ 0
Sponsor
RELATED PARTIES
Aggregate principal amount				300,000
Sponsor | Time Extension Funding Loans
RELATED PARTIES
Aggregate principal amount				300,000
Loans outstanding				$ 175,264	$ 0